SUBSEQUENT EVENTS (Details Narrative) ¥ in Millions		12 Months Ended
	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2025 CNY (¥)
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			1,725,132
Share based compensation | $			$ 6,122,348	$ 165,721
Subsequent Event [Member]
Subsequent Event [Line Items]
Share based compensation | $	$ 2,700,000
Subsequent Event [Member] | Juding Innovation Technology Co Ltd [Member]
Subsequent Event [Line Items]
Business cooperation fully paid value | ¥					¥ 9.9
Business cooperation percentage of shares in exchange	4.9475%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares	3,337,678